Allianz RCM Large-Cap Growth Fund (First Prospectus Summary) | Allianz RCM Large-Cap Growth Fund
Allianz RCM Large-Cap Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Large-Cap Growth Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.75%	none	0.01%	0.76%
Class P	0.85%	none	0.01%	0.86%
Administrative	0.75%	0.25%	0.01%	1.01%
Class D	0.85%	0.25%	0.01%	1.11%

Examples.
The Examples are intended to help you compare the cost of

investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example Allianz RCM Large-Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	78	243	422	942
Class P	88	274	477	1,061
Administrative	103	322	558	1,236
Class D	113	353	612	1,352

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2011 was 69%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your

Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of

U.S. companies with market capitalizations of at least $5 billion.

The Fund may also invest up to 20% of its assets in non-U.S.

securities (but no more than 10% in any one non-U.S. country or

10% in companies organized or headquartered in emerging market countries). At times, the Fund may also invest significantly in a small number of business sectors or industries. In analyzing specific companies, the portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through an expanding market or market share; a strong balance sheet; superior

management; strong commitment to research and product development;

and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and

techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer

Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage,

liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk

(instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in

disposition or force a sale below fair value); Non-U.S.

Investment Risk, Emerging Markets Risk, Currency Risk (non-U.S.

securities markets and issuers may be more volatile, smaller,

less liquid, less transparent and subject to less oversight,

particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover

Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see

"Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is

possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or

any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's

Institutional Class shares. Class P, Administrative Class and

Class D performance would be lower than Institutional Class

performance because of the lower expenses paid by Institutional

Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the

Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a

reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the

performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.

These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under

"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit

www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's

Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares.

Calendar Year Total Returns - Institutional Class

More Recent Return Information

1/1/11-9/30/11                  -13.98%

Highest and Lowest Quarter Returns

(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    17.39%

Lowest 10/01/2008-12/31/2008    -21.34%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only.

After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz RCM Large-Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class - Before Taxes	11.89%	3.15%	(0.14%)	6.73%	Dec. 31, 1996
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	11.76%	2.50%	(0.49%)	5.65%	Dec. 31, 1996
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	7.73%	2.56%	(0.21%)	5.50%	Dec. 31, 1996
Class P	Class P - Before Taxes	11.80%	3.06%	(0.23%)	6.63%	Dec. 31, 1996
Administrative	Administrative Class - Before Taxes	11.62%	2.90%	(0.37%)	6.48%	Dec. 31, 1996
Class D	Class D - Before Taxes	11.54%	2.76%	(0.50%)	6.38%	Dec. 31, 1996
Lipper Large-Cap Growth Funds Average	Lipper Large-Cap Growth Funds Average	14.80%	2.48%	(0.23%)	4.92%	Dec. 31, 1996
Russell 1000 Growth Index	Russell 1000 Growth Index	16.71%	3.76%	0.02%	4.58%	Dec. 31, 1996
S&P 500 Index	S&P 500 Index	15.06%	2.29%	1.41%	5.69%	Dec. 31, 1996